SCHEDULE OF INVESTMENTS
Ivy Corporate Bond Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 5-26-22	$1,900	$1,880
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12-15-27 (A)	3,228	3,054
American Airlines Class A Pass-Through Certificates, Series 2016-2, 3.650%, 6-15-28	1,664	1,356
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	2,496	2,351
American Airlines Class AA Pass-Through Certificates, Series 2017-2, 3.350%, 10-15-29	892	836
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA, 3.575%, 1-15-28	3,332	3,224
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA, 3.650%, 2-15-29	426	408
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020AA, Class B, 2.000%, 6-10-28	1,975	1,882
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.877%, 7-9-21 (A)	3,500	3,506
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7-7-28	4,417	4,241

TOTAL ASSET-BACKED SECURITIES – 2.7%		$22,738
(Cost: $23,798)

CORPORATE DEBT SECURITIES
Communication Services
Advertising – 0.2%
Lamar Media Corp., 4.875%, 1-15-29(A)	2,020	2,030

Alternative Carriers – 0.7%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	5,000	6,132

Broadcasting – 0.5%
Fox Corp.:
3.500%, 4-8-30	1,425	1,591
5.476%, 1-25-39	750	1,002
5.576%, 1-25-49	1,250	1,759

		4,352

Cable & Satellite – 1.4%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.464%, 7-23-22	3,208	3,420
4.800%, 3-1-50	1,000	1,134
3.700%, 4-1-51	1,100	1,070
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.900%, 3-1-38	1,000	1,187
4.600%, 10-15-38	1,875	2,388
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.250%, 11-1-39	3,125	3,467

		12,666

Integrated Telecommunication Services – 2.8%
AT&T, Inc.:
3.950%, 1-15-25	1,750	1,956
2.950%, 7-15-26	4,500	4,866
3.800%, 2-15-27	500	563
4.350%, 3-1-29	4,000	4,663
Verizon Communications, Inc.:
4.329%, 9-21-28	2,500	3,010
5.250%, 3-16-37	2,250	3,045
4.812%, 3-15-39	4,672	6,103

		24,206

Interactive Home Entertainment – 1.0%
Activision Blizzard, Inc.:
2.300%, 9-15-21	5,250	5,351
2.600%, 6-15-22	3,000	3,113

		8,464

Movies & Entertainment – 0.4%
TWDC Enterprises 18 Corp., 3.700%, 12-1-42	1,000	1,112
Walt Disney Co. (The), 4.125%, 12-1-41	2,000	2,315

		3,427

Publishing – 0.4%
Thomson Reuters Corp.:
3.350%, 5-15-26	1,150	1,250
5.850%, 4-15-40	2,000	2,486

		3,736

Wireless Telecommunication Service – 1.8%
Crown Castle Towers LLC:

3.222%, 5-15-22(A)	2,000	2,033
3.663%, 5-15-25(A)	5,120	5,462
4.241%, 7-15-28(A)	2,500	2,860
Sprint Spectrum L.P., 3.360%, 9-20-21(A)	2,813	2,846
T-Mobile USA, Inc., 3.875%, 4-15-30(A)	2,250	2,508

		15,709

Total Communication Services - 9.2%		80,722
Consumer Discretionary
Apparel Retail – 0.2%
Ross Stores, Inc., 5.450%, 4-15-50	1,575	2,049

Apparel, Accessories & Luxury Goods – 0.3%
Ralph Lauren Corp., 2.950%, 6-15-30	2,975	3,071

Automotive Retail – 0.3%
AutoNation, Inc., 4.750%, 6-1-30	2,523	2,733

Casinos & Gaming – 0.4%
GLP Capital L.P. and GLP Financing II, Inc.:
5.375%, 4-15-26	575	629
4.000%, 1-15-30	900	895
Las Vegas Sands Corp., 3.500%, 8-18-26	2,077	2,071

		3,595

Education Services – 0.2%
University of Southern California, 3.028%, 10-1-39	2,000	2,178

Footwear – 0.9%
NIKE, Inc.:
3.250%, 3-27-40	3,000	3,380
3.375%, 3-27-50	3,898	4,469

		7,849

General Merchandise Stores – 0.8%
Target Corp., 2.650%, 9-15-30	6,000	6,591

Home Improvement Retail – 0.7%
Home Depot, Inc. (The), 4.200%, 4-1-43	4,700	5,814

Homebuilding – 0.4%
NVR, Inc., 3.000%, 5-15-30	3,250	3,396

Hotels, Resorts & Cruise Lines – 0.4%
Carnival Corp., 11.500%, 4-1-23(A)	480	519
Royal Caribbean Cruises Ltd., 2.650%, 11-28-20(B)	3,108	3,015

		3,534

Internet & Direct Marketing Retail – 0.9%
Amazon.com, Inc., 2.500%, 6-3-50	4,400	4,450
Booking Holdings, Inc., 4.625%, 4-13-30	1,500	1,754
Expedia Group, Inc.:
6.250%, 5-1-25(A)	1,485	1,586
7.000%, 5-1-25(A)	168	175

		7,965

Leisure Facilities – 0.2%
Cedar Fair Entertainment Co., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.500%, 5-1-25(A)	1,450	1,457

Restaurants – 0.2%
Darden Restaurants, Inc., 4.550%, 2-15-48	1,800	1,712

Total Consumer Discretionary - 5.9%		51,944
Consumer Staples
Agricultural Products – 0.2%
Cargill, Inc.:
3.250%, 5-23-29(A)	1,000	1,127
2.125%, 4-23-30(A)	1,000	1,048

		2,175

Brewers – 0.6%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 5.550%, 1-23-49	3,950	5,287

Drug Retail – 0.4%
CVS Health Corp., 5.050%, 3-25-48	2,900	3,772

Food Distributors – 0.4%
Sysco Corp.:
6.600%, 4-1-40	885	1,198
6.600%, 4-1-50	1,435	1,971
U.S. Foods, Inc., 6.250%, 4-15-25(A)	480	489

		3,658

Food Retail – 0.3%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(A)	2,650	2,747

Hypermarkets & Super Centers – 0.6%
Walmart, Inc., 4.050%, 6-29-48	4,300	5,638

Packaged Foods & Meats – 1.8%
Hormel Foods Corp., 1.800%, 6-11-30	4,500	4,579
Mars, Inc., 3.950%, 4-1-49(A)	2,500	3,152
Nestle Holdings, Inc.:
3.900%, 9-24-38(A)	1,700	2,111
4.000%, 9-24-48(A)	600	773
Smithfield Foods, Inc.:
2.650%, 10-3-21(A)	3,000	2,967
3.350%, 2-1-22(A)	2,000	1,985

		15,567

Personal Products – 0.5%
Estee Lauder Co., Inc. (The), 4.150%, 3-15-47	3,125	3,946

Soft Drinks – 0.5%
PepsiCo, Inc.:
3.375%, 7-29-49	1,800	2,063
3.625%, 3-19-50	1,725	2,098

		4,161

Tobacco – 1.5%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
3.490%, 2-14-22	3,380	3,525
2.850%, 8-9-22	2,250	2,344
Imperial Brands Finance plc, 3.125%, 7-26-24(A)	3,800	3,947

Philip Morris International, Inc.:
2.875%, 5-1-24	1,158	1,244
2.100%, 5-1-30	1,775	1,828

		12,888

Total Consumer Staples - 6.8%		59,839
Energy
Integrated Oil & Gas – 0.3%
National Fuel Gas Co., 5.500%, 1-15-26	2,625	2,792

Oil & Gas Exploration & Production – 1.3%
Canadian Natural Resources Ltd., 3.850%, 6-1-27	6,500	6,946
ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11-15-34	1,193	1,323
EQT Corp.:
3.000%, 10-1-22	1,500	1,395
6.125%, 2-1-25	1,000	997

		10,661

Oil & Gas Refining & Marketing – 0.1%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps), 0.960%, 2-26-21(C)	1,000	999

Oil & Gas Storage & Transportation – 6.2%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	3,090	3,245
Cheniere Corpus Christi Holdings LLC, 7.000%, 6-30-24	1,425	1,622
Colonial Pipeline Co., 4.250%, 4-15-48(A)	2,000	2,269
Colorado Interstate Gas Co., 4.150%, 8-15-26(A)	6,000	6,677
Energy Transfer Partners L.P., 4.900%, 3-15-35	750	752
EQT Midstream Partners L.P., 4.750%, 7-15-23	2,500	2,522
Midwest Connector Capital Co. LLC, 3.900%, 4-1-24(A)	4,200	4,413
Plains All American Pipeline L.P. and PAA Finance Corp., 3.600%, 11-1-24	4,469	4,564
Sabal Trail Transmission LLC, 4.246%, 5-1-28(A)	5,000	5,582
Sabine Pass Liquefaction LLC, 4.200%, 3-15-28	2,350	2,520
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4-1-21	2,551	2,602
Tennessee Gas Pipeline Co., 7.000%, 3-15-27	3,000	3,658
TransCanada Corp., 5.100%, 3-15-49	4,500	5,739
Transcontinental Gas Pipe Line Co. LLC:
3.250%, 5-15-30(A)	1,775	1,896
4.600%, 3-15-48	2,000	2,274
Williams Partners L.P., 4.850%, 3-1-48	3,500	3,827

		54,162

Total Energy - 7.9%		68,614

Financials
Asset Management & Custody Banks – 2.9%
Apollo Management Holdings L.P., 2.650%, 6-5-30(A)	6,100	6,066
Blackstone Holdings Finance Co. LLC:
2.500%, 1-10-30(A)(B)	1,625	1,695
3.500%, 9-10-49(A)	860	889
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.350%, 4-15-30	2,500	2,821
KKR Group Finance Co. III LLC, 5.125%, 6-1-44(A)	2,500	3,006
National Securities Clearing Corp., 1.500%, 4-23-25(A)	8,000	8,182
Owl Rock Capital Corp.:
5.250%, 4-15-24	1,125	1,176
4.000%, 3-30-25	1,675	1,654

		25,489

Consumer Finance – 1.0%
Ford Motor Credit Co. LLC:
5.875%, 8-2-21	2,500	2,524
2.979%, 8-3-22	2,000	1,917
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 3.200%, 7-6-21	4,500	4,552

		8,993

Diversified Banks – 8.7%
Banco Santander S.A., 3.500%, 4-11-22	2,500	2,600
Bank of America Corp.:
2.503%, 10-21-22	2,000	2,048
4.200%, 8-26-24	6,000	6,658
6.300%, 12-29-49	2,000	2,219
5.875%, 9-15-66	2,500	2,554
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps), 1.311%, 2-5-26(C)	1,000	987
BB&T Corp., 2.750%, 4-1-22	3,000	3,110
Citizens Bank N.A., 3.250%, 2-14-22	1,750	1,813
Commonwealth Bank of Australia, 2.000%, 9-6-21(A)(B)	3,500	3,565
Danske Bank A.S., 2.700%, 3-2-22(A)	2,000	2,064
Fifth Third Bank N.A., 2.250%, 6-14-21	2,500	2,540
Huntington Bancshares, Inc., 2.300%, 1-14-22	1,500	1,539
ING Groep N.V., 3.550%, 4-9-24	2,425	2,639
Korea Development Bank, 3.000%, 3-19-22	1,875	1,938
Mitsubishi UFJ Financial Group, Inc., 2.190%, 9-13-21	3,588	3,652
Mizuho Financial Group, Inc., 2.953%, 2-28-22	4,000	4,148
Royal Bank of Canada:
2.350%, 10-30-20	4,000	4,027
2.500%, 1-19-21	4,000	4,047
Toronto-Dominion Bank, 3.250%, 3-11-24	3,125	3,403
Truist Financial Corp., 3.875%, 3-19-29	3,275	3,714
U.S. Bancorp, 3.375%, 2-5-24	4,000	4,372

U.S. Bank N.A., 3.450%, 11-16-21	1,500	1,559
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	1,018
3.069%, 1-24-23	500	518
4.300%, 7-22-27	1,500	1,721
4.150%, 1-24-29	1,500	1,760
4.478%, 4-4-31	1,725	2,088
Westpac Banking Corp., 2.000%, 8-19-21	4,000	4,070

		76,371

Financial Exchanges & Data – 0.4%
S&P Global, Inc., 3.250%, 12-1-49	3,000	3,297

Insurance Brokers – 1.4%
Brown & Brown, Inc., 4.200%, 9-15-24	3,325	3,605
Marsh & McLennan Cos., Inc., 3.500%, 12-29-20	4,000	4,060
Willis North America, Inc., 2.950%, 9-15-29	4,460	4,725

		12,390

Investment Banking & Brokerage – 3.3%
Credit Suisse Group Funding (Guernsey) Ltd., 3.125%, 12-10-20	1,500	1,517
Daiwa Securities Group, Inc., 3.129%, 4-19-22(A)	4,000	4,122
Goldman Sachs Group, Inc. (The):
2.350%, 11-15-21	3,000	3,019
2.905%, 7-24-23	1,000	1,039
4.250%, 10-21-25	2,500	2,818
3.500%, 11-16-26	1,000	1,100
4.017%, 10-31-38	4,000	4,673
Morgan Stanley:
4.875%, 11-1-22	2,000	2,175
5.000%, 11-24-25	2,850	3,329
3.875%, 1-27-26	4,150	4,694

		28,486

Life & Health Insurance – 2.8%
Aflac, Inc., 4.750%, 1-15-49	2,750	3,541
Metropolitan Life Insurance Co., 3.450%, 10-9-21(A)	2,000	2,072
New York Life Global Funding:
2.300%, 6-10-22(A)	3,000	3,110
2.900%, 1-17-24(A)	1,500	1,609
2.350%, 7-14-26(A)	3,000	3,218
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(A)	3,000	3,429
Principal Life Global Funding II, 3.000%, 4-18-26(A)	4,000	4,413
Sumitomo Life Insurance Co., 4.000%, 9-14-77(A)	3,000	3,210

		24,602

Multi-Line Insurance – 0.2%
Aon Corp. (GTD by Aon plc), 3.750%, 5-2-29	1,500	1,718

Other Diversified Financial Services – 3.0%
Citigroup, Inc.:
3.500%, 5-15-23	1,000	1,068
3.875%, 3-26-25	2,948	3,211
3.520%, 10-27-28	3,250	3,581
2.666%, 1-29-31	2,575	2,672
4.412%, 3-31-31	1,700	2,011
4.700%, 7-30-68	1,150	1,019
5.000%, 3-12-69	2,000	1,883

JPMorgan Chase & Co.:
3.220%, 3-1-25	5,000	5,381
4.000%, 10-1-68	2,100	1,838
5.000%, 2-1-69	3,500	3,366

		26,030

Regional Banks – 1.9%
First Republic Bank, 2.500%, 6-6-22	5,000	5,146
PNC Financial Services Group, Inc. (The):
2.600%, 7-23-26	3,125	3,391
3.450%, 4-23-29	3,000	3,460
SunTrust Banks, Inc., 3.200%, 4-1-24	4,500	4,879

		16,876

Reinsurance – 0.4%
Reinsurance Group of America, Inc., 3.900%, 5-15-29	2,800	3,050

Specialized Finance – 0.7%
Air Lease Corp., 3.000%, 2-1-30	1,425	1,320
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 4.420%, 6-15-21(A)	2,000	2,056
Fidelity National Financial, Inc., 3.400%, 6-15-30	2,650	2,758

		6,134

Total Financials - 26.7%		233,436
Health Care
Biotechnology – 0.8%
Amgen, Inc., 4.950%, 10-1-41	3,000	3,879
Biogen, Inc., 3.150%, 5-1-50	2,920	2,811

		6,690

Health Care Distributors – 0.3%
McKesson Corp., 3.650%, 11-30-20	2,500	2,532

Health Care Equipment – 1.1%
Becton Dickinson & Co., 2.894%, 6-6-22	3,050	3,156
Boston Scientific Corp., 4.550%, 3-1-39	3,125	3,838
Zimmer Biomet Holdings, Inc.:
3.550%, 3-20-30	1,000	1,079
5.750%, 11-30-39	1,025	1,307

		9,380

Health Care Services – 0.5%
Cigna Corp., 3.400%, 9-17-21	4,500	4,652

Health Care Supplies – 1.5%
Abbott Laboratories, 4.750%, 11-30-36	2,250	3,027
Dentsply Sirona, Inc., 3.250%, 6-1-30	3,675	3,850
Shire Acquisitions Investments Ireland Designated Activity Co., 2.400%, 9-23-21	6,000	6,120

		12,997

Life Sciences Tools & Services – 0.6%
PerkinElmer, Inc., 3.300%, 9-15-29	2,800	3,000
Thermo Fisher Scientific, Inc., 4.497%, 3-25-30	1,775	2,196

		5,196

Managed Health Care – 0.7%
Humana, Inc., 2.900%, 12-15-22	2,000	2,091

UnitedHealth Group, Inc.:
3.500%, 2-15-24	3,500	3,852
2.000%, 5-15-30	575	602

		6,545

Pharmaceuticals – 2.6%
Bayer U.S. Finance LLC, 3.000%, 10-8-21(A)	500	513
Bristol-Myers Squibb Co., 2.900%, 7-26-24(A)	2,437	2,636
Elanco Animal Health, Inc.:
3.912%, 8-27-21	2,250	2,295
5.022%, 8-28-23(D)	2,250	2,363
Merck & Co., Inc., 2.450%, 6-24-50	1,750	1,756
Novartis Capital Corp. (GTD by Novartis AG), 2.750%, 8-14-50	4,750	5,016
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc), 3.500%, 3-15-21	2,000	2,002
Pfizer, Inc., 3.900%, 3-15-39	1,450	1,789
Zoetis, Inc., 4.700%, 2-1-43	3,539	4,674

		23,044

Total Health Care - 8.1%		71,036
Industrials
Aerospace & Defense – 2.5%
BAE Systems Holdings, Inc., 3.850%, 12-15-25(A)	2,300	2,546
Boeing Co. (The):
1.650%, 10-30-20(B)	2,500	2,502
2.950%, 2-1-30	2,500	2,441
3.750%, 2-1-50	5,125	4,627
L3Harris Technologies, Inc., 4.400%, 6-15-28	2,750	3,252
Raytheon Technologies Corp.:
2.250%, 7-1-30	1,450	1,513
3.125%, 7-1-50	875	933
Rockwell Collins, Inc., 2.800%, 3-15-22(A)	3,500	3,610
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 4.600%, 6-15-28	1,067	856

		22,280

Agricultural & Farm Machinery – 0.2%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC), 1.950%, 7-2-23	1,450	1,460

Airlines – 0.6%
Aviation Capital Group Corp., 2.875%, 1-20-22(A)	2,000	1,911
Southwest Airlines Co., 5.250%, 5-4-25	1,185	1,250
Sydney Airport Finance, 3.625%, 4-28-26(A)	2,000	2,097

		5,258

Building Products – 0.4%
Allegion plc, 3.500%, 10-1-29	2,800	2,935
Masco Corp., 4.500%, 5-15-47	250	263

		3,198

Construction Machinery & Heavy Trucks – 0.3%
Oshkosh Corp., 3.100%, 3-1-30	2,700	2,719

Diversified Support Services – 0.2%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.), 3.375%, 12-1-24	2,000	2,064

Environmental & Facilities Services – 0.7%
Republic Services, Inc., 3.050%, 3-1-50	2,000	2,042
Waste Connections, Inc., 3.500%, 5-1-29	3,300	3,705

		5,747

Industrial Conglomerates – 0.5%
Carlisle Cos., Inc., 2.750%, 3-1-30	2,700	2,778
Honeywell International, Inc., 1.950%, 6-1-30	1,450	1,515

		4,293

Industrial Machinery – 0.6%
IDEX Corp., 3.000%, 5-1-30	2,330	2,431
Roper Technologies, Inc., 2.000%, 6-30-30	3,160	3,161

		5,592

Railroads – 1.3%
Burlington Northern Santa Fe LLC, 4.550%, 9-1-44	2,000	2,628
Kansas City Southern, 4.300%, 5-15-43	2,525	2,999
Union Pacific Corp.:
3.550%, 8-15-39	3,125	3,505
3.250%, 2-5-50	1,800	1,968

		11,100

Research & Consulting Services – 0.9%
CoStar Group, Inc., 2.800%, 7-15-30(A)	1,750	1,791
RELX Capital, Inc. (GTD by RELX plc), 4.000%, 3-18-29	3,125	3,628
Verisk Analytics, Inc., 4.125%, 3-15-29	2,450	2,862

		8,281

Total Industrials - 8.2%		71,992
Information Technology
Application Software – 1.0%
Autodesk, Inc., 2.850%, 1-15-30	1,016	1,119
Infor, Inc., 1.750%, 7-15-25(A)	4,875	4,895
Intuit, Inc.:
1.350%, 7-15-27	585	588
1.650%, 7-15-30	1,460	1,454
NXP Semiconductors N.V., NXP B.V. and NXP Funding LLC, 4.300%, 6-18-29(A)	351	398

		8,454

Communications Equipment – 0.5%
Motorola Solutions, Inc., 4.600%, 5-23-29	3,925	4,530

Data Processing & Outsourced Services – 0.8%
PayPal Holdings, Inc.:
2.650%, 10-1-26	4,750	5,162
2.300%, 6-1-30	2,000	2,078

		7,240

Electronic Components – 0.4%
Amphenol Corp., 2.050%, 3-1-25	1,040	1,084
Maxim Integrated Products, Inc., 3.450%, 6-15-27	2,620	2,861

		3,945

IT Consulting & Other Services – 0.1%
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 4.375%, 5-15-30(A)	725	817

Semiconductor Equipment – 0.6%
Applied Materials, Inc., 2.750%, 6-1-50	1,775	1,810
Lam Research Corp.:
3.750%, 3-15-26	2,325	2,658
2.875%, 6-15-50	585	604

		5,072

Semiconductors – 3.5%
Broadcom, Inc.:
3.459%, 9-15-26(A)	1,566	1,681
5.000%, 4-15-30(A)	2,750	3,160
Intel Corp., 4.100%, 5-19-46	6,000	7,560
Microchip Technology, Inc., 3.922%, 6-1-21	4,165	4,246
QUALCOMM, Inc., 4.300%, 5-20-47	3,000	3,740
Texas Instruments, Inc., 3.875%, 3-15-39	4,500	5,577
Xilinx, Inc., 2.375%, 6-1-30	4,375	4,503

		30,467

Systems Software – 0.4%
Microsoft Corp., 3.450%, 8-8-36	2,750	3,316

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.:
2.400%, 5-3-23	500	529
4.500%, 2-23-36	3,000	3,956
NetApp, Inc., 3.375%, 6-15-21	2,000	2,044
Seagate HDD Cayman (GTD by Seagate Technology plc), 5.750%, 12-1-34	1,342	1,480

		8,009

Total Information Technology - 8.2%		71,850
Materials
Construction Materials – 0.3%
Martin Marietta Materials, Inc., 2.500%, 3-15-30	2,250	2,267

Fertilizers & Agricultural Chemicals – 0.2%
Nutrien Ltd., 4.125%, 3-15-35	1,974	2,215

Metal & Glass Containers – 0.2%
Colonial Enterprises, Inc., 3.250%, 5-15-30(A)	1,475	1,599

Paper Packaging – 0.1%
International Paper Co., 4.400%, 8-15-47	1,190	1,391

Specialty Chemicals – 0.6%
Ecolab, Inc., 4.800%, 3-24-30	1,150	1,458
Methanex Corp., 5.250%, 3-1-22	3,500	3,443

		4,901

Total Materials - 1.4%		12,373
Real Estate
Health Care REITs – 0.2%
Healthpeak Properties, Inc., 2.875%, 1-15-31	1,475	1,514

Industrial REITs – 0.6%
Aircastle Ltd., 5.500%, 2-15-22	4,909	4,955

Specialized REITs – 2.3%
American Tower Corp., 3.070%, 3-15-23(A)	3,000	3,070
American Tower Trust I, 3.652%, 3-23-28(A)	2,000	2,159
Crown Castle International Corp.:
2.250%, 9-1-21	3,000	3,025
5.250%, 1-15-23	844	939
CubeSmart L.P. (GTD by CubeSmart), 4.375%, 2-15-29	2,485	2,888
Public Storage, Inc., 3.385%, 5-1-29	3,660	4,227
Ventas Realty L.P. (GTD by Ventas, Inc.):
2.650%, 1-15-25	3,125	3,134
4.875%, 4-15-49	1,000	1,093

		20,535

Total Real Estate - 3.1%		27,004
Utilities
Electric Utilities – 3.1%
Appalachian Power Co., Series W, 4.450%, 6-1-45	1,000	1,225
CenterPoint Energy, Inc., 2.950%, 3-1-30	3,250	3,451
Commonwealth Edison Co., 3.650%, 6-15-46	2,500	2,928
Duke Energy Indiana LLC, 3.750%, 5-15-46	1,000	1,161
Entergy Corp., 2.800%, 6-15-30	1,775	1,869
MidAmerican Energy Co., 3.950%, 8-1-47	1,000	1,221
National Rural Utilities Cooperative Finance Corp., 4.400%, 11-1-48	3,000	3,879
Southern California Edison Co., 4.125%, 3-1-48	2,475	2,890
Southern Co. (The), 4.400%, 7-1-46	3,125	3,700
Virginia Electric and Power Co., Series B, 4.600%, 12-1-48	1,500	1,975
Wisconsin Electric Power Co.:
4.250%, 6-1-44	750	865
4.300%, 10-15-48	1,750	2,153

		27,317

Gas Utilities – 0.4%
Southern California Gas Co., 4.300%, 1-15-49	2,500	3,179

Independent Power Producers & Energy Traders – 0.5%
Black Hills Corp., 4.350%, 5-1-33	3,750	4,266

Multi-Utilities – 0.6%
Ameren Corp., 3.500%, 1-15-31	1,150	1,286
Baltimore Gas and Electric Co., 4.250%, 9-15-48	2,500	3,120
Berkshire Hathaway Energy Co., 2.800%, 1-15-23	150	158
Dominion Resources, Inc., 2.750%, 1-15-22	1,000	1,024

		5,588

Water Utilities – 0.5%
American Water Capital Corp., 4.150%, 6-1-49	3,500	4,336

Total Utilities - 5.1%		44,686

TOTAL CORPORATE DEBT SECURITIES – 90.6%		$793,496
(Cost: $737,554)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 0.2%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 3.760%, 3-25-35(C)	2,122	1,651

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$1,651
(Cost: $2,112)

MUNICIPAL BONDS - TAXABLE
New York – 0.9%
NYC GO Bonds, Fiscal 2017 Ser A-2, 2.460%, 8-1-26	3,000	3,163
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3-1-29 (A)	3,237	4,422

		7,585

Ohio – 0.8%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12-1-46	5,500	6,930

Pennsylvania – 0.4%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds), 4.750%, 7-15-22	3,075	3,079

TOTAL MUNICIPAL BONDS - TAXABLE – 2.1%		$17,594
(Cost: $14,831)

OTHER GOVERNMENT SECURITIES(E)
Canada - 1.4%
Province de Quebec, 7.140%, 2-27-26	9,365	12,321

TOTAL OTHER GOVERNMENT SECURITIES – 1.4%		$12,321
(Cost: $9,502)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 0.0%
U.S. Treasury Bonds, 3.000%, 11-15-44	210	281

U.S. Treasury Notes, 2.000%, 8-15-25	19	20

		301

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.0%		$301
(Cost: $248)

SHORT-TERM SECURITIES	Shares
Money Market Funds (G) - 2.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(F)	2,142	2,142
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	22,126	22,126

		24,268

TOTAL SHORT-TERM SECURITIES – 2.8%		$24,268
(Cost: $24,268)

TOTAL INVESTMENT SECURITIES – 99.8%		$872,369
(Cost: $812,313)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,870

NET ASSETS – 100.0%		$874,239

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $159,230 or 18.3% of net assets.

(B)	All or a portion of securities with an aggregate value of $4,001 are on loan.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.
(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(F)	Investment made with cash collateral received from securities on loan.
(G)	Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$22,738	$—
Corporate Debt Securities	—	793,496	—
Mortgage-Backed Securities	—	1,651	—
Municipal Bonds	—	17,594	—
Other Government Securities	—	12,321	—
United States Government Obligations	—	301	—
Short-Term Securities	24,268	—	—

Total	$24,268	$848,101	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$812,313

Gross unrealized appreciation	63,384
Gross unrealized depreciation	(3,328)

Net unrealized appreciation	$60,056